Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Debt from third party investors	¥ 1,316,206	¥ 1,276,145
Warranty provisions	809,437	789,005	¥ 424,802
Deposits from a third party	118,310	148,991
Government grants	201,823	122,513
Total	¥ 2,445,776	¥ 2,336,654